Parent only Financial Statements (Details) - Schedule of Condensed Statement of Comprehensive Loss - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating expenses
General and administrative expenses	$ (21,109,992)	$ (11,341,062)
Total operating expenses	(21,109,992)	(11,341,062)
Loss from operations	(21,109,992)	(11,341,062)
Gain (loss) from investment in subsidiaries	(60,744,641)	5,607,544
Net loss from continuing operations attributable to controlling interest	(81,854,633)	(5,733,518)
Net income from discontinued operations attributable to controlling interest		520,000
Net loss from continuing operations attributable to ordinary shareholders	(81,854,633)	(5,733,518)
Net income from discontinued operations attributable to ordinary shareholders		520,000
Net loss	(81,854,633)	(5,213,518)
Other comprehensive income (loss)
Foreign currency translation adjustments	1,752,627	(4,461,572)
Total comprehensive loss	(80,102,006)	(9,675,090)
Comprehensive loss attributable to ordinary shareholders	$ (80,102,006)	$ (9,675,090)